INVESTMENTS - (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
INVESTMENTS
Debt investments	¥ 11,394		¥ 17,625
Equity investments	35,800		31,717
Long-term investments	¥ 47,194	$ 6,466	¥ 49,342